SHYDPROSUP4/14

SUPPLEMENT DATED APRIL 1, 2014 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Prospectus Dated January 13, 2014

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding Market Vectors Short High-Yield Municipal Index ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

The text in the section of the Prospectus titled “Barclays Municipal High Yield Short Duration Index” is hereby deleted and replaced with the following:

The Index is a market size weighted index composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield short-term tax-exempt bond market. The majority of the Index’s constituents are from the revenue sector, with some constituents being from the general obligation sector. The revenue sector is divided into industry sectors that consist of but may not be limited to electric, health care, transportation, education, water & sewer, resource recovery, leasing and special tax. As of December 31, 2013, the Index consisted of approximately 1,619 bonds and 497 issuers.

The Index is calculated using a market value weighting methodology, provided the allocation to issuers from the territories of the United States including: Puerto Rico, Guam, the U.S. Virgin Islands, American Samoa and the Northern Mariana Islands, each individually does not exceed 8%. The market value of each bond over the limit is adjusted on a pro-rata basis. The Index tracks the high yield municipal bond market with a 75% weight in non-investment grade municipal bonds and a 25% weight in Baa/BBB-rated investment grade municipal bonds. It is comprised of three total return, market size weighted benchmark indexes with weights as follows:

•	50% weight in Muni High Yield/$100 Million Deal Size Index. To be included in the Muni High Yield/$100 Million Deal Size Index, bonds must be unrated or rated Ba1/BB+ or lower by at least two of the following rating agencies if all three rate the bond: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be Ba1/BB+ or lower. Bonds in the Muni High Yield/$100 Million Deal Size Index must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $100 million.
•	25% weight in Muni High Yield/Under $100 Million Deal Size Index. To be included in the Muni High Yield/Under $100 Million Deal Size Index, bonds must be unrated or rated Ba1/BB+ or lower by at least two of the following rating agencies if all three rate the bond: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be Ba1/BB+ or lower. Bonds in the Muni High Yield/Under $100 Million Deal Size Index must have an outstanding par value of at least $3 million and be issued as part of a transaction of under $100 million but over $20 million.
•	25% weight in Muni Baa-Rated/$100 Million Deal Size Index. To be included in the Muni Baa-Rated/$100 Million Deal Size Index, bonds must have a Barclays Capital Index Rating between Baa1/BBB+ and Baa3/BBB-. Barclays Capital Index Rating is based on the three rating agencies, Moody’s, S&P and Fitch. If two of the three agencies rate the bond equivalently, then that rating is used. If all three rate the bond differently, the middle rating is used. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be Baa1/BBB+, Baa2/BBB, or Baa3/BBB-. The bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $100 million. Remarketed issues are not allowed in the benchmark.

All bonds must have a fixed rate, a dated-date (i.e., the date when interest begins to accrue) after December 31, 1990 and a nominal maturity of 1 to 10 years. Taxable municipal bonds, bonds with floating rates and derivatives are excluded from the Index.

The composition of the Index is rebalanced monthly. Interest and principal payments earned by the component securities are held in the Index without a reinvestment return until month end when they are removed from the Index. Qualifying securities issued, but not necessarily settled, on or before the month end rebalancing date qualify for inclusion in the Index in the following month.

Total returns are calculated based on the sum of price changes, gain/loss on repayments of principal, and coupons received or accrued, expressed as a percentage of beginning market value. The Index is calculated and is available once a day.

Please retain this supplement for future reference.

MVMUNIPROSUP4/14

SUPPLEMENT DATED APRIL 1, 2014 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Prospectus Dated September 1, 2013

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding Market Vectors High-Yield Municipal Index ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

The text in the section of the Prospectus titled “Barclays Municipal Custom High Yield Composite Index” is hereby deleted and replaced with the following:

The High Yield Index is a market size weighted index composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield long-term tax-exempt bond market. The majority of the High Yield Index’s constituents are from the revenue sector, with some constituents being from the general obligation sector. The revenue sector is divided into industry sectors that consist of but may not be limited to electric, health care, transportation, education, water & sewer, resource recovery, leasing and special tax. As of June 30, 2013, the High Yield Index consisted of 4,593 bonds.

The High Yield Index is calculated using a market value weighting methodology, provided the allocation to issuers from the territories of the United States including: Puerto Rico, Guam, the U.S. Virgin Islands, American Samoa and the Northern Mariana Islands, each individually does not exceed 8%. The market value of each bond over the limit is adjusted on a pro-rata basis. The High Yield Index tracks the high yield municipal bond market with a 75% weight in non-investment grade municipal bonds and a 25% weight in Baa/BBB-rated investment grade municipal bonds. It is comprised of three total return, market size weighted benchmark indexes with weights as follows:

•	50% weight in Muni High Yield/$100 Million Deal Size Index. To be included in the Muni High Yield/$100 Million Deal Size Index, bonds must be unrated or rated Ba1/BB+ or lower by at least two of the following rating agencies if all three rate the bond: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be Ba1/BB+ or lower. Bonds in the Muni High Yield/$100 Million Deal Size Index must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $100 million.
•	25% weight in Muni High Yield/Under $100 Million Deal Size Index. To be included in the Muni High Yield/Under $100 Million Deal Size Index, bonds must be unrated or rated Ba1/BB+ or lower by at least two of the following rating agencies if all three rate the bond: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be Ba1/BB+ or lower. Bonds in the Muni High Yield/Under $100 Million Deal Size Index must have an outstanding par value of at least $3 million and be issued as part of a transaction of under $100 million but over $20 million.
•	25% weight in Muni Baa-Rated/$100 Million Deal Size Index. To be included in the Muni Baa-Rated/$100 Million Deal Size Index, bonds must have a Barclays Capital Index Rating between Baa1/BBB+ and Baa3/BBB-. Barclays Capital Index Rating is based on the three rating agencies, Moody’s, S&P and Fitch. If two of the three agencies rate the bond equivalently, then that rating is used. If all three rate the bond differently, the middle rating is used. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be Baa1/BBB+, Baa2/BBB, or Baa3/BBB-. The bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $100 million. Remarketed issues are not allowed in the benchmark.

All bonds must have a fixed rate, a dated-date (i.e., the date when interest begins to accrue) after December 31, 1990 and a nominal maturity of 1 to 30 years. Taxable municipal bonds, bonds with floating rates and derivatives are excluded from the High Yield Index.

The composition of the High Yield Index is rebalanced monthly. Interest and principal payments earned by the component securities are held in the High Yield Index without a reinvestment return until month end when they are removed from the High Yield Index. Qualifying securities issued, but not necessarily settled, on or before the month end rebalancing date qualify for inclusion in the High Yield Index in the following month.

Total returns are calculated based on the sum of price changes, gain/loss on repayments of principal, and coupons received or accrued, expressed as a percentage of beginning market value. The High Yield Index is calculated and is available once a day.

Please retain this supplement for future reference.